Schedule of Investments in Unlevered Other Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments Face Amount	$ 313,242		$ 171,673
Investments Carrying Value	107,189		18,751
Number of Investments	171		193
Real Estate Securities
Investments Face Amount	229,299	[1]	141,903	[1]
Investments Carrying Value	68,863	[1]	3,674	[1]
Number of Investments	38	[1]	21	[1]
Real Estate Related Loans
Investments Face Amount	80,298		24,543
Investments Carrying Value	29,831		6,366
Number of Investments	2		1
Residential Mortgage Loans
Investments Face Amount	3,645		5,227
Investments Carrying Value	2,471		2,687
Number of Investments	130		170
Other Investments
Investments Face Amount	N/A		N/A
Investments Carrying Value	$ 6,024		$ 6,024
Number of Investments	1		1

[1]	* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.